Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [line items]
Deferred Tax Expense (Recovery)	$ (250)	$ 642
Deferred Income Taxes	696	546
Deferred tax expense (income) recognised in profit or loss	0	0
Amounts of tax pools available, including tax losses	16,952	15,439
BP-Husky Refining LLC
Disclosure of income taxes [line items]
Deferred Tax Expense (Recovery)	115
Canadian Federal Non Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	126	115
US Federal Net Operating Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	3,700	468
Canadian Net Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	59	28
Net capital losses associated with unrealized foreign exchange losses	$ 141	$ 504